Compensation Receivable for Consumption Tax, Net - Schedule of Compensation Receivable for Consumption Tax, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Compensation Receivable for Consumption Tax, Net [Abstract]
Compensation receivable for consumption tax	$ 9,311,718	$ 9,954,030
Less: allowance for credit losses	(93,103)	(99,526)
Subtotal	9,218,615	9,854,504
Less: compensation receivable for consumption tax, current, net	(7,178,775)	(7,133,470)
Compensation receivable for consumption tax, non-current, net	$ 2,039,840	$ 2,721,034